Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2022
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan		$ 1,940,849	$ 1,098,317
EBP, Plan Number	005